Future Annual Principal Repayment Requirements On Borrowings (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Borrowed Funds [Line Items]
2017	$ 35,000,000
2018	2,500,000
2019	10,500,000
2020	0
Total	$ 48,000,000	$ 99,981,245